PROVISIONS AND OTHER LIABILITIES - Rollforward of Provisions (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning balance		$ 299.4	$ 694.6
Incurred during the period		7.8	30.4
Property dispositions		(0.9)	(422.4)
Expenditures on remediation/provisions settled		(29.8)	(18.5)
Revision due to discount rate changes		24.6
Other revisions		(7.3)	3.9
Accretion (amortization)		7.0	11.4
Ending balance		300.8	299.4
Asset retirement obligations
Disclosure of other provisions [line items]
Beginning balance		236.7	652.3
Incurred during the period		1.4	5.4
Property dispositions		(0.9)	(420.4)
Expenditures on remediation/provisions settled		(23.2)	(15.9)
Revision due to discount rate changes		24.6
Other revisions		(4.1)	3.9
Accretion (amortization)		5.4	11.4
Ending balance		$ 239.9	$ 236.7
Inflation rate		2.00%	1.50%
Finance leases
Disclosure of other provisions [line items]
Beginning balance		$ 34.2	$ 37.9
Incurred during the period		0.0	0.0
Property dispositions		0.0	(2.0)
Expenditures on remediation/provisions settled		(0.8)	(1.7)
Revision due to discount rate changes		0.0
Other revisions		0.0	0.0
Ending balance		33.4	34.2
Onerous lease contracts
Disclosure of other provisions [line items]
Beginning balance		26.2	0.0
Incurred during the period	$ 6.8	6.8	26.5
Property dispositions		0.0	0.0
Expenditures on remediation/provisions settled		(5.6)	(0.3)
Revision due to discount rate changes		0.0
Other revisions		(3.2)	0.0
Accretion (amortization)		1.6
Ending balance		25.8	26.2
Other liabilities
Disclosure of other provisions [line items]
Beginning balance		2.3	4.4
Incurred during the period		(0.4)	(1.5)
Property dispositions		0.0	0.0
Expenditures on remediation/provisions settled		(0.2)	(0.6)
Revision due to discount rate changes		0.0
Other revisions		0.0	0.0
Ending balance		$ 1.7	$ 2.3